Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.7%
1,791	iShares Russell 2000 ETF	$ 395,703	1.0
10,027	Vanguard S&P 500 ETF	3,652,836	8.8
18,498	Vanguard Value ETF	2,431,747	5.9

	Total Exchange-Traded Funds
	(Cost $5,252,889)	6,480,286	15.7

MUTUAL FUNDS: 84.3%
	Affiliated Investment Companies: 84.3%
153,162	Voya High Yield Bond Fund - Class R6	1,225,296	3.0
118,520	Voya Intermediate Bond Fund - Class R6	1,214,829	2.9
18,254	Voya Large-Cap Growth Fund - Class R6	1,020,376	2.5
209,396	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,132,559	7.6
414,572	Voya Multi-Manager International Equity Fund - Class I	5,650,620	13.7
351,861	Voya Multi-Manager International Factors Fund - Class I	3,712,138	9.0
78,359	Voya Multi-Manager Mid Cap Value Fund - Class I	858,814	2.1
321,775	Voya U.S. Stock Index Portfolio - Class I	6,464,459	15.6
67,367	VY® BrandywineGLOBAL - Bond Portfolio - Class I	811,768	2.0
103,877	VY® Columbia Contrarian Core Portfolio - Class I	2,321,644	5.6
46,212	VY® Invesco Comstock Portfolio - Class I	876,180	2.1
58,751	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,237,888	3.0
95,624	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,151,764	7.6
52,750	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	802,320	1.9
21,344	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,349,303	5.7

	Total Mutual Funds
	(Cost $29,446,060)	34,829,958	84.3

	Total Investments in Securities (Cost $34,698,949)	$ 41,310,244	100.0
	Assets in Excess of Other Liabilities	16,794	0.0
	Net Assets	$ 41,327,038	100.0

(1)	Non-income producing security.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,480,286	$–	$–	$6,480,286
Mutual Funds	34,829,958	–	–	34,829,958
Total Investments, at fair value	$41,310,244	$–	$–	$41,310,244

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$1,181,441	$157,284	$(87,596)	$(25,833)	$1,225,296	$15,884	$15,666	$-
Voya Intermediate Bond Fund - Class R6	1,171,591	193,248	(105,210)	(44,800)	1,214,829	9,285	(1,948)	-
Voya Large-Cap Growth Fund - Class R6	1,014,774	97,297	(69,904)	(21,791)	1,020,376	-	16,148	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,661,661	639,287	(185,532)	17,143	3,132,559	-	56,718	-
Voya Multi-Manager International Equity Fund - Class I	5,667,052	367,758	(466,659)	82,469	5,650,620	-	94,759	-
Voya Multi-Manager International Factors Fund - Class I	3,629,336	288,128	(266,383)	61,057	3,712,138	-	50,986	-
Voya Multi-Manager Mid Cap Value Fund - Class I	809,469	52,537	(95,638)	92,446	858,814	-	13,080	-
Voya U.S. Stock Index Portfolio - Class I	6,022,955	873,324	(699,148)	267,328	6,464,459	-	107,189	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	780,093	99,113	(63,372)	(4,066)	811,768	-	5,469	-
VY® Columbia Contrarian Core Portfolio - Class I	2,205,165	168,270	(153,448)	101,657	2,321,644	-	51,892	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,215,301	171,912	(212,610)	63,285	1,237,888	-	74,588	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,963,472	319,162	(230,985)	100,115	3,151,764	-	27,169	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	819,746	66,949	(60,692)	(23,683)	802,320	-	23,264	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,299,484	197,970	(173,250)	25,099	2,349,303	-	31,358	-
VY® Invesco Comstock Portfolio - Class I	767,556	338,305	(259,052)	29,371	876,180	-	109,400	-
	$33,209,096	$4,030,544	$(3,129,479)	$719,797	$34,829,958	$25,169	$675,738	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $35,928,368.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,665,391
Gross Unrealized Depreciation	(1,283,515)
Net Unrealized Appreciation	$5,381,876